INCOME TAX - Net operating losses (Details) - CNY (¥) ¥ in Thousands		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating losses carry forwards
Deferred tax assets	¥ 136,809	¥ 136,809		¥ 72,931
Valuation allowance on deferred tax assets	246,750	246,750	¥ 192,994	¥ 205,976	¥ 155,852
Deferred tax assets for net operating losses	316,985	316,985
Valuation allowance on net operating loss carryforwards	¥ 207,304	¥ 207,304
PRC enterprise income tax rate	25.00%	25.00%	25.00%
State administration of taxation, China
Operating losses carry forwards
Net operating losses carry forwards	¥ 1,175,104	¥ 1,175,104
Net operating losses carry forwards expire if unused by December 31, 2020	28,534	28,534
Net operating losses carry forwards expire if unused by December 31, 2021	42,796	42,796
Net operating losses carry forwards expire if unused by December 31, 2022	95,686	95,686
Net operating losses carry forwards expire if unused by December 31, 2023	290,251	290,251
Net operating losses carry forwards expire if unused by December 31, 2024	350,896	350,896
Net operating losses carry forwards expire if unused by December 31, 2025	¥ 366,941	¥ 366,941
Withholding tax for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)	10.00%